Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line Items]
Payable after notice	$ 174,082
Deposits	763,850	$ 733,390
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	279,290	250,886
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	20,641	21,021
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,474	21,039
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	84,144	83,837
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 136	$ 137